Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2020		Dec. 31, 2019
Assets:
Cash	$ 47,293,000		$ 6,220,000
Accounts receivable	372,000		97,000
Inventories - Note 4	9,303,000		4,453,000
Ore on leach pads - Note 4	28,180,000		22,062,000
Prepaids and other - Note 5	4,822,000		2,648,000
Restricted cash - Note 6	0		3,270,000
Current assets	89,970,000		38,750,000
Other assets, non-current - Note 5	20,808,000		5,203,000
Plant, equipment, and mine development, net - Note 7	42,272,000		51,207,000
Restricted cash - Note 6	39,631,000		39,477,000
Total assets	192,681,000		134,637,000
Liabilities:
Accounts payable	19,817,000		10,746,000
Other liabilities, current - Note 8	1,834,000		3,939,000
Royalty obligation, current - Note 10	296,000
Interest payable			846,000
Debt, net, current - Note 9			553,965,000
Current liabilities	21,947,000		569,496,000
Other liabilities, non-current - Note 8	153,000		18,000
Debt, net, non-current - Note 9	139,044,000		0
Royalty obligation, non-current - Note 10	29,699,000
Asset retirement obligation, non-current - Note 11	4,561,000		4,374,000
Total liabilities	195,404,000		573,888,000
Commitments and contingencies - Note 20
Stockholders' (deficit) equity:(1) - Note 12
Common stock, $0.0001 par value; 400,000,000 shares authorized; 50,160,042 issued and outstanding at June 30, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019	5,000	[1]	3,000
Additional paid-in capital	466,047,000		5,184,000
Accumulated deficit	(468,775,000)		(444,438,000)
Total stockholders' (deficit)	(2,723,000)		(439,251,000)
Total liabilities and stockholders' equity	$ 192,681,000		134,637,000
Restatement Adjustment
Assets:
Other assets, non-current - Note 5			24,886,000
Plant, equipment, and mine development, net - Note 7			31,524,000
Stockholders' (deficit) equity:(1) - Note 12
Additional paid-in capital			$ 5,187,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.